Business Combinations (Tables)	12 Months Ended
Dec. 31, 2014
Business Combinations [Abstract]
Summary Of Information Related To Acquisitions

	Adminisource	Change Healthcare	Capario	Vieosoft	Goold	TC3
Total Consideration Fair Value at Acquisition Date:
Cash paid at closing	$34,825	$138,329	$89,423	$800	$19,391	$61,351
Contingent consideration	—	4,680	—	6,015	5,553	—
Parent options fair value	—	650	—	—	—	—
Other	(276)	(380)	(219)	—	(5)	383
	$34,549	$143,279	$89,204	$6,815	$24,939	$61,734
Allocation of the Consideration Transferred:
Cash	$20	$8,053	$2,292	$21	$1,101	$2,340
Accounts receivable	7,521	360	4,839	—	3,435	2,662
Deferred income tax assets	3,622	3,363	275	—	—	348
Prepaid expenses and other current assets	839	436	1,113	—	647	155
Property and equipment	1,324	8,393	9,580	—	7,695	10,414
Identifiable intangible assets:
Tradename	—	6,380	900	—	—	530
Noncompetition agreements	—	2,800	2,740	1,320	280	1,300
Customer relationships	20,947	4,350	38,510	—	5,160	18,810
Backlog and other	—	—	—	2,060	460	—
Goodwill	4,025	113,939	76,279	6,159	14,300	38,634
Accounts payable	(279)	(174)	(2,270)	—	(541)	—
Accrued expenses	(2,049)	(2,248)	(8,818)	(194)	(2,076)	(4,783)
Deferred revenues	(1,421)	(373)	(2)	—	(101)	—
Current maturities of long-term debt	—	—	(2,600)	(1,877)	(218)	—
Deferred income tax liabilities	—	—	(14,642)	(674)	(5,203)	(8,592)
Long-term debt	—	(2,000)	(18,785)	—	—	—
Other long-term liabilities	—	—	(207)	—	—	(84)
Total consideration transferred	$34,549	$143,279	$89,204	$6,815	$24,939	$61,734
Acquisition costs in sales, marketing, general and administrative expense:
For the year ended December 31, 2014	$553	$732	$975	$112	$—	$—
For the year ended December 31, 2013	$—	$—	$—	$199	$255	$—
For the year ended December 31, 2012	$—	$—	$—	$—	$176	$513

Summary Of Other And Contingent Consideration Information Related To Acquisitions

	Adminisource	Change Healthcare	Capario	Vieosoft	Goold	TC3
Other Information:
Gross contractual accounts receivable	$7,521	$360	$5,112	$—	$3,435	$2,943
Amount not expected to be collected	$—	$—	$273	$—	$—	$—
Goodwill expected to be deductible for tax purposes	$—	$—	$—	$—	$—	$—
Contingent Consideration Information:
Contingent consideration range	N/A	$0-$50,000	N/A	$0-$43,104	$0-15,000	N/A
Measurement period	N/A	January 1, 2015 to December 31, 2017	N/A	February 12, 2014 to December 31, 2017	July 1, 2013 to September 30, 2014	N/A
Basis of measurement	N/A	Revenue performance	N/A	Milestone achievement, revenue performance	Award of contracts with annual revenue exceeding targeted amount	N/A
Type of measurement	N/A	Level 3	N/A	Level 3	Level 3	N/A
Key assumptions at the acquisition date:
Range of annual revenue performance	N/A	$5,516 -$51,376	N/A	$3,118-$67,925	N/A	N/A
Probability of achieving milestone objectives	N/A	N/A	N/A	90%	N/A	N/A
Probability of achieving minimum gross profit margin	N/A	N/A	N/A	5% for 2015 -90% for 2017	N/A	N/A
Probability of winning new contracts	N/A	N/A	N/A	N/A	10%-50%	N/A
Probability of retaining contracts that expire during the measurement period	N/A	N/A	N/A	N/A	90%	N/A
Range of baseline revenue retention for existing customers	N/A	N/A	N/A	N/A	75%-125%	N/A
Expected payment date(s)	N/A	2016-2018	N/A	2015-2017	12/15/2014	N/A
Discount rate(s)	N/A	10.9% to 11.7%	N/A	5.2% to 53.2%	15.4%	N/A
Increase (decrease) to net loss:
For the year ended December 31, 2014	N/A	$—	N/A	$(1,270)	$2,577	N/A
For the year ended December 31, 2013	N/A	$—	N/A	$—	$(69)	N/A
For the year ended December 31, 2012	N/A	$—	N/A	$—	$—	N/A